APPROPRIATED RESERVES (Details) - COP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Appropriated Reserves [Line Items]
Other reserves		$ 10,413,092	$ 9,741,774
Appropriation of net income [Member]
Disclosure Of Appropriated Reserves [Line Items]
Other reserves	[1]	9,406,792	9,312,009
Fiscal provisions [Member]
Disclosure Of Appropriated Reserves [Line Items]
Other reserves	[2]	262,673	276,640
Others
Disclosure Of Appropriated Reserves [Line Items]
Other reserves		$ 743,627	$ 153,125

[1]	The legal reserve fulfills two objetives: to increase and maintain the company’s capital and to absorb economic losses. Based on the aforementioned, this amount shall not be distributed in dividends to the stockholders.
[2]	Pursuant to Article 130 of Tax Statute, a non-distributable reserve to the shareholders was established for the 70% of the excess of the tax depreciation over accounting depreciation